Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Current:
U.S. federal				$ 119,000
State and local
Total income tax provision				119,000
Deferred:
U.S. federal				(648,000)	(238,000)
State and local				78,000	(78,000)
Total income tax provision				(570,000)	(316,000)
Change in valuation allowance				570,000	316,000
Provision for income taxes	$ 24,000	$ 48,000		$ 119,000